Share-based payments - Disclosure of Number and Weighted Average Exercise Prices of Share Options (Detail)			12 Months Ended
		Jan. 01, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares		Dec. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Beginning balance	[1]	0	0
Number of option, Granted		3,966,704	2,399,810	[1]
Number of options, Forfeited	[1]		(157,310)
Number of options, Exercised			3,170,010
Number of options,Assumed from 2022 Share Incentive Plan	[1]		207,871,928
Number of options, Ending balance	[1]		210,114,428		0
Number of options, Exercisable ending balance	[1]		104,527,155
Weighted average exercise prices, Granted | $ / shares			$ 0.15
Weighted average exercise prices, Forfeited | $ / shares			0.01
Weighted average exercise prices,Assumed from 2022 Share Incentive Plan | $ / shares	[2]		0
Weighted average exercise prices, Ending balance | $ / shares	[2]		0
Weighted average exercise prices, Excercisable ending balance | $ / shares	[2]		$ 0
Dada Share Incentive Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Beginning balance		0	0
Number of option, Granted			228,189,750
Number of options, Forfeited			(20,317,822)
Number of options, Exercised			0
Number of options, Carried over to New 2022 Share Incentive Plans			207,871,928
Number of options, Ending balance			0		0
Weighted average exercise prices, Granted | $ / shares	[2]		$ 0
Weighted average exercise prices, Forfeited | $ / shares	[2]		$ 0
Weighted average exercise prices, Carried over to New 2022 Share Incentive Plans	[2]		0
Newlink Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Beginning balance		3,310,722	3,310,722
Number of option, Granted			932,000		3,310,722
Number of options, Forfeited			(386,101)
Number of options, Ending balance			3,856,621		3,310,722
Number of options, Exercisable ending balance			1,781,120		801,889
Weighted average exercise prices, Beginning balance | $ / shares	[2]	$ 0	$ 0
Weighted average exercise prices, Granted | $ / shares			0.32		$ 0	[2]
Weighted average exercise prices, Forfeited | $ / shares	[2]		0
Weighted average exercise prices, Ending balance | $ / shares			0.08		0	[2]
Weighted average exercise prices, Excercisable ending balance | $ / shares	[2]		$ 0		$ 0

[1]	the option to purchase ordinary shares of NaaS that was outstanding immediately prior to June 10, 2022 was converted into an option to purchase a number of Class A ordinary shares at a conversion ratio of 32.951.
[2]	Representing amount less than US$0.005